CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	9 Months Ended
Sep. 30, 2021
Cash and Cash Equivalents [Abstract]
Schedule of Cash Cash Equivalents And Restricted Cash
Cash, cash equivalents and restricted cash reported within the accompanying condensed consolidated statements of cash flows consisted of the following:

	September 30,	December 31,
	2021	2020
Cash and cash equivalents	$650,941	$575,215
Current portion of restricted cash	—	13
Non-current portion of restricted cash	130	131

Total cash, cash equivalents and restricted cash	$651,071	$575,359